SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021
Net payments for repositioning and other charges
Severance and exit cost payments	$ (294)	$ (275)	$ (382)
Environmental payments	(196)	(211)	(210)
Reimbursement receipts	140	140	140
Insurance receipts for asbestos-related liabilities	39	37	46
Insurance receivables settlements and write-offs	26	68	0
Asbestos-related liability payments	(174)	(271)	(286)
Net payments for repositioning and other charges	(459)	(512)	(692)
Interest paid, net of amounts capitalized	649	375	339
Income taxes paid, net of refunds	1,581	1,324	1,202
Non-cash investing and financing activities
Common stock contributed to savings plans	216	196	191
Marketable securities contributed to non-U.S. pension plans	0	0	81
Impact of Quantinuum contribution	0	0	460
Noncontrolling interest non-cash contribution	0	0	419
Loan in exchange for prepaid assets	0	0	25
Receipt of Garrett Series B Preferred Stock	$ 0	$ 0	$ 577
Non-cash amounts related to shares of Garrett Series B Preferred Stock (in shares)				834.8